Other investments	12 Months Ended
Jun. 30, 2025
Disclosure Of Noncurrent Investments Other Than Investments Accounted For Using Equity Method [Abstract]
Other investments	13. Other investments

Accounting policies

Other investments are equity investments that are not
classified as investments in associates or joint arrangements nor investments in subsidiaries. They are included in non-current assets. Subsequent to initial measurement, other investments are stated at fair value. Gains and losses arising from the
changes in fair value are recognised in the income statement or in other comprehensive income. Accumulated gains and losses
included in other comprehensive income are not recycled to the income statement. Dividends from other investments are
recognised in the consolidated income statement.
Loans receivable are non-derivative financial assets that are not classified as equity investments. They are subsequently
measured either at amortised cost using the effective interest method less allowance for impairment or at fair value with gains and losses arising from changes in fair value recognised in the income statement or in other comprehensive income that are
recycled to the income statement on the de-recognition of the asset. Allowances for expected credit losses are made based on the risk of non-payment taking into account ageing, previous experience, economic conditions and forward-looking data. Such allowances are measured as either 12-months expected credit
losses or lifetime expected credit losses depending on changes in the credit quality of the counterparty.

	Loans $ million	Other investment s $ million	Total $ million
Cost less allowances or fair value
At 30 June 2023	43	28	71
Additions	18	9	27
Repayments and disposals	(17)	—	(17)
Fair value adjustment	—	(3)	(3)
Capitalised interest	5	—	5
Impairment reversed/(charged) during the year	14	(3)	11
At 30 June 2024	63	31	94
Exchange differences	1	2	3
Additions	11	6	17
Repayments and disposals	(6)	—	(6)
Capitalised interest	5	—	5
Impairment charged during the year	(63)	(9)	(72)
Provision movement	1	—	1
Transfer to associates/fair value adjustment	(1)	(2)	(3)
At 30 June 2025	11	28	39
Following a strategic review in March 2025, Diageo decided it would no longer be bringing any new brands into the Distill Ventures programme and exit several businesses, resulting in an impairment charge of
$72 million in exceptional operating expenses for the year ended
30 June 2025. At 30 June 2025, loans comprise $11 million (2024 – $6 million; 2023 – $7 million) of loans to customers and other third parties, after allowances of $137 million (2024 – $138 million; 2023 – $152 million), and $nil (2024 – $57 million; 2023 – $36 million) of loans to associates.